LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT	12 Months Ended
Dec. 31, 2024
Basic earnings per share [abstract]
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
The calculation of the basic loss per share amount is based on the loss for the year attributable to ordinary equity holders of the Company.

The calculation of the diluted earnings per share amount is based on the loss for the year attributable to ordinary equity holders of the Company. The weighted average number of ordinary shares used in the calculation is the number of ordinary shares in issue during the year, as used in the basic earnings per share calculation. The diluted loss per share equals the basic loss per share amounts presented for the years ended December 31, 2024, 2023 and 2022, as the impact of the outstanding share options and RSU had an anti-dilutive effect on the basic loss per share amounts presented. Potentially dilutive securities excluded from the computation of diluted earnings per share relate to stock options and unvested RSU outstanding, which together totaled 4,783,465, 4,955,323, and 3,395,484 shares as of December 31, 2024, 2023 and 2022, respectively.
The calculations of basic and diluted loss per share are based on:

	2024	2023	2022
	US$’000	US$’000	US$’000
Earnings
Loss attributable to ordinary equity holders of the parent, used in the basic and diluted earnings per share calculation	(177,026)	(518,254)	(446,349)

	Number of shares
	2024	2023	2022
Shares
Weighted average number of ordinary shares in issue during the year used in the basic and diluted earnings per share calculation	365,702,143	352,165,418	318,083,913